Net Income (Loss) Per Share (Details) - Schedule of net loss per share attributable to common stockholders - shares	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Net Income (Loss) Per Share (Details) - Schedule of net loss per share attributable to common stockholders [Line Items]
Total potential shares of common stock excluded from the computation of diluted net income (loss) per share	31,054,498	20,290,622	10,328,311	20,118,787
Stock options and RSUs [Member]
Net Income (Loss) Per Share (Details) - Schedule of net loss per share attributable to common stockholders [Line Items]
Total potential shares of common stock excluded from the computation of diluted net income (loss) per share	12,904,421	12,094,129	198,692	12,107,168
Convertible notes [Member]
Net Income (Loss) Per Share (Details) - Schedule of net loss per share attributable to common stockholders [Line Items]
Total potential shares of common stock excluded from the computation of diluted net income (loss) per share		4,632,311		4,491,455
Common stock warrants [Member]
Net Income (Loss) Per Share (Details) - Schedule of net loss per share attributable to common stockholders [Line Items]
Total potential shares of common stock excluded from the computation of diluted net income (loss) per share	18,150,077	3,564,182	10,129,619	3,520,164